Transactions with related parties - Dynagas Ltd. (Details) (USD $)	6 Months Ended		18 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Management services agreement duration (effected January 1, 2013)			8 years
Daily management fee	$ 2,600	$ 2,500
Management fees annual upward percentage adjustment	3.00%
Charter Hire Commission payable to the Management company	1.25%
Lump sum payable to the management company for the supervision of vessels construction	700,000
Fees charged for technical and administrative services	1,419,000	1,358,000
Commissions charged for commercial services	539,000	492,000
Amount payable to Dynagas Ltd	710,000		710,000	0
Working capital advances granted to Dynagas Ltd	489,000		489,000	1,456,000
Advance payment per vessel under management agreement	225,000		225,000
Management fee paid in advance	900,000		900,000	675,000
Management agreement terms	The agreements will terminate automatically after a change of control of the owners and/or of the owner's ultimate parent, in which case an amount equal to the estimated remaining fees but in any case not less than for a period of at the least 36 months and not more than 60 months, will become payable to the Manager.
Management agreements
Related Party Transaction [Line Items]
Amount payable to Dynagas Ltd	$ 252,000		$ 252,000